UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07092______

_______BlackRock Florida Insured Municipal 2008 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Florida Insured Municipal 2008 Term Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (unaudited)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—93.6%
			Florida—84.6%
AAA	$ 1,500		Alachua Cnty. Sch. Dist. GO, 4.25%, 1/01/09, FSA	No Opt. Call	$ 1,523,340
AAA	4,190		Brd. of Ed. RB, Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,293,661
AAA	5,895		City of Jacksonville Excise Tax RB, 4.25%, 10/01/08, AMBAC	No Opt. Call	5,977,058
			City of Jacksonville Sales Tax RB,
AAA	1,155		3.125%, 10/01/08, FGIC	No Opt. Call	1,142,087
AAA	2,000		4.10%, 10/01/08, AMBAC	No Opt. Call	2,022,120
AAA	2,000		City of Lakeland Elec. & Wtr. RB, 5.90%, 10/01/08, FSA	No Opt. Call	2,090,780
			City of Orlando Wstwtr. Sys. RB,
AAA	1,100		Ser. A, 3.25%, 10/01/08, AMBAC	No Opt. Call	1,091,596
AAA	1,280		Ser. A, 3.50%, 10/01/09, AMBAC	No Opt. Call	1,279,270
AAA	5,905		Dept. of Env. Protection RB, Ser. B, 4.00%, 7/01/08, FGIC	No Opt. Call	5,952,240
			Div. of Bond Fin. RB,
AAA	8,000		Dept. of Env. Presvtn. Proj., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,305,280
AAA	2,000		Nat. Res. & Presvtn. Proj., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	2,041,160
AAA	1,595		Escambia Cnty. Util. Auth. RB, Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	1,642,324
AAA	6,000		Greater Orlando Aviation Auth. RB, Orlando Arpt. Facs. Proj., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	5,991,960
AAA	3,000		Hillsborough Cnty. Sch. Brd. Sales Tax RB, 4.00%, 10/01/09, AMBAC	No Opt. Call	3,040,530
AAA	10,000		Hillsborough Cnty. Util. RB, 4.50%, 8/01/08, AMBAC	No Opt. Call	10,171,300
AAA	950		Indian River Cnty. Sch. Dist. GO, 3.25%, 4/01/08, FSA	No Opt. Call	944,471
AAA	3,000		Lee Cnty. Arprt. RB, 4.25%, 10/01/09, FSA	No Opt. Call	3,060,810
			Miami GO,
AAA	1,345		5.90%, 12/01/08, FGIC	No Opt. Call	1,410,905
AAA	1,000		6.00%, 12/01/09, FGIC	No Opt. Call	1,073,460
AAA	2,000		Miami-Dade Cnty. Edl. Fac. Auth. RB, Univ. of Miami Proj., Ser. A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,064,100
AAA	1,535		Miami-Dade Cnty. Pub. Svc. Tax Pub. Impvt. RB, 3.40%, 4/01/08, AMBAC	No Opt. Call	1,532,344
			Miami-Dade Cnty. RB,
AAA	5,000		Ser. A, Zero Coupon, 2/01/08, MBIA	10/06 @ 96.87	4,756,750
AAA	905	[3]	Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	843,089
AAA	1,095		Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	1,019,095
AAA	4,775		Miami-Dade Cnty. Sch. Brd. COP, 5.25%, 8/01/11, FSA	08/08 @ 101	4,959,172
AAA	1,090		Mun. Loan Council RB, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,089,542
			Orange Cnty. Tourist Dev. Tax RB,
AAA	5,130		Ser. A, 4.00%, 10/01/08, AMBAC	No Opt. Call	5,174,015
AAA	5,340		Ser. A, 4.00%, 10/01/09, AMBAC	No Opt. Call	5,404,614
AAA	1,005	[3]	Ser. A, 5.85%, 10/01/08, MBIA	ETM	1,050,245
AAA	495		Ser. A, 5.85%, 10/01/08, MBIA	No Opt. Call	516,998
			Osceola Cnty. Gas Tax RB,
AAA	640		3.10%, 4/01/08, FGIC	No Opt. Call	634,202
AAA	1,810		3.75%, 10/01/08, AMBAC	No Opt. Call	1,817,928
AAA	7,085		Pasco Cnty. Sld. Wst. Disp. & Res. Rec. Sys. RB, 6.00%, 4/01/09, FGIC	10/06 @ 100	7,091,518
AAA	2,000		Polk Cnty. Sch. Brd. COP, Ser. A, 3.20%, 1/01/08, FSA	No Opt. Call	1,988,080
AAA	2,000		Seminole Cnty. Wtr. & Swr. RB, 6.00%, 10/01/09, MBIA	No Opt. Call	2,139,680
AAA	500		St. Petersburg Hlth. Facs. Auth. RB, All Children’s Hosp. Proj., 3.10%, 11/15/08, AMBAC	No Opt. Call	492,460
AAA	1,370		Vlg. Ctr. Cmnty. Dev. Dist. Recreational RB, Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,423,786
AAA	2,370		Volusia Cnty. Sales Tax RB, Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,391,686

					109,443,656

			Puerto Rico—9.0%
			Mun. Fin. Agcy.
AAA	1,500		GO, Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	1,601,895
AAA	10,000		RB, Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	10,006,700

					11,608,595

			Total Long-Term Investments (cost $119,247,749)		121,052,251

1

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

	Shares
Rating[1]	(000)	Description	Value

		MONEY MARKET FUNDS—10.0%
NR	6,450	AIM Tax Free Cash Reserve Portfolio	$ 6,450,000
NR	6,450	SSgA Tax Free Money Mkt. Fund	6,450,000

		Total Short – Term Investments (cost $12,900,000)	12,900,000

		Total Investments —103.6% (cost $132,147,7494)	$133,952,251
		Other assets in excess of liabilities (including $48,287,180 in cash) —38.3%	49,569,443
		Preferred shares at redemption value, including dividends payable —(41.9)%	(54,160,620)

		Net Assets Applicable to Common Shareholders —100%	$129,361,074

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]	Cost for Federal income tax purposes is $132,115,617. The net unrealized appreciation on a tax basis is $1,836,634, consisting of $1,983,376 gross unrealized appreciation and $146,742 gross unrealized depreciation.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 100.2% of the Trust’s managed assets.

AMBAC	—	24.3%
Cash	—	26.3%
FGIC	—	12.9%
FSA	—	19.0%
MBIA	—	10.7%
Other	—	7.0%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Florida Insured Municipal 2008 Term Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006